Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 841,166	$ 851,865
Accumulated depreciation	(393,478)	(347,218)
Fixed assets, net	447,688	504,647
Depreciation expenses for fixed assets	92,888	92,799	$ 82,893
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	366,686	372,723
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	414,532	418,198
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	47,262	48,364
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	9,091	8,768
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 3,595	$ 3,812